ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities as of December 31, 2023 and 2022  consisted of the following:

(In Thousands of US Dollars)
Description	2023	2022
Accounts payable	$3,023	$1,697
Accrued liabilities:
Payroll related liabilities	22	232
Other accrued liabilities	5	5
Total accounts payable and accrued liabilities	$3,050	$1,934